Related Parties and Related-Party Transactions - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Schedule of Other Related Party Transactions [Line Items]
Research and development expense	$ 2,985,000	$ 5,389,000	$ 6,556,000	$ 12,632,000	$ 22,449,000	$ 27,095,000
Adimab, LLC | Collaboration Agreement
Schedule of Other Related Party Transactions [Line Items]
Research and development expense			0	500,000	1,500,000	0
StackWave, LLC | Software License and Services Agreement
Schedule of Other Related Party Transactions [Line Items]
Capitalized software	$ 200,000	$ 700,000	$ 200,000	$ 700,000
Software License and Services Agreement | StackWave, LLC
Schedule of Other Related Party Transactions [Line Items]
Capitalized software					100,000	300,000
Software expense					$ 20,000	$ 37,000